UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from:

11/01/2024 to 4/30/2025 for the 2021-A Bonds

11/01/2024 to 4/30/2025 for the 2022-A Bonds

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	IRS Employer Identification No.
333-249674-01	SCE Recovery Funding LLC Delaware 2244 Walnut Grove Ave, Rosemead, CA 91770 (P.O. Box 5407) (626) 302-7255	85-3002154

1-2313	SOUTHERN CALIFORNIA EDISON COMPANY (Depositor and Sponsor) California 2244 Walnut Grove Ave, Rosemead, CA 91770 (P.O. Box 800) (626) 302-1212	95-1240335

	Registered/reporting pursuant to (check one)			Name of exchange (if Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Senior Secured Recovery Bonds, Series 2021-A	☐	☐	☒
Senior Secured Recovery Bonds, Series 2022-A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒   No ☐

PART 1 - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibits 99.1 and 99.2.

The record date for distributions described in Exhibits 99.1 and 99.2 is May 14, 2025.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated February 17, 2021, of SCE Recovery Funding LLC (Issuing Entity) relating to the Senior Secured Bonds, Series 2021-A (the “2021-A Bonds”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on February 19, 2021.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.2 is included in the Prospectus dated February 8, 2022, of SCE Recovery Funding LLC (Issuing Entity) relating to the Senior Secured Bonds, Series 2022-A (the “2022-A Bonds” and, together with the 2021-A Bonds, the “Bonds”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on February 10, 2022.

As indicated in Exhibit 99.1 and Exhibit 99.2, all required interest and scheduled principal payments on the Bonds have been made with respect to the May 15, 2025 distribution date.

The following Items have been omitted-pursuant to General Instruction C of Form 10-D:

•	Item 1 A. Asset-Level Information.

•	Item 1 B. Asset Representations Reviewer and Investor Communication.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 4. Defaults Upon Senior Securities.

•	Item 5. Submission of Matters to a Vote of Security Holders.

•	Item 6. Significant Obligors of Pool Assets.

•	Item 7. Change in Sponsor Interest in the Securities.

•	Item 8. Significant Enhancement Provider Information.

Item 9. Other Information.

None.

Item 10. Exhibits

(a)	The Following is a list of documents filed as part of this Report on Form 10-D.

Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description

3.1	Certificate of Formation of SCE Recovery Funding LLC (incorporated by reference to Exhibit 3.1 included as an exhibit to the Issuing Entity’s Form SF-1, filed on October 26, 2020)

3.2	Amended and Restated Limited Liability Company Agreement of SCE Recovery Funding LLC (incorporated by reference to Exhibit 3.2 included as an exhibit to the Issuing Entity’s Form SF-1/A, filed on January 19, 2021)

4.1	Indenture between SCE Recovery Funding LLC and the Trustee (including forms of the senior secured recovery bonds), dated February 24, 2021 (incorporated by reference to Exhibit 4.1 included as an exhibit to the Issuing Entity’s Form 8-K filed February 24, 2021)

4.2	Indenture between SCE Recovery Funding LLC and the Trustee (including forms of the senior secured recovery bonds), dated February 15, 2022 (incorporated by reference to Exhibit 4.1 included as an exhibit to the Issuing Entity’s Form 8-K filed February 15, 2022)

10.1	Recovery Property Servicing Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Servicer, dated February 24, 2021 (incorporated by reference to Exhibit 10.1 included as an exhibit to the Issuing Entity’s Form 8-K filed February 24, 2021)

10.1.1	Amendment to Recovery Property Servicing Agreement dated as of February 15, 2022 between SCE Recovery Funding LLC and Southern California Edison Company, as servicer (incorporated by reference to Exhibit 10.2.1 included as an exhibit to the Issuing Entity’s Form 10-K filed March 31, 2022)

10.1.2	Revision the Annex I to Recovery Property Servicing Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Servicer, dated February 24, 2021, as amended by Amendment to Recovery Property Servicing Agreement dated as of February 15, 2022 between SCE Recovery Funding LLC and Southern California Edison Company, as servicer (incorporated by reference to Exhibit 10.1.2 included as an exhibit to the Issuing Entity’s Form 10-D filed November 30, 2022)

10.1.3	Amendment No 2 to Recovery Property Servicing Agreement dated as of April 27, 2023, as amended by Amendment to Recovery Property Servicing Agreement dated as of February 15, 2022 between SCE Recovery Funding LLC and Southern California Edison Company, as servicer (incorporated by reference to Exhibit 10.1.3 included as an exhibit to the Issuing Entity’s Form 10-D filed May 30, 2023)

10.2	Recovery Property Servicing Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Servicer, dated February 15, 2022 (incorporated by reference to Exhibit 10.1 included as an exhibit to the Issuing Entity’s Form 8-K filed February 15, 2022)

10.2.1	Revision the Annex I to Recovery Property Servicing Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Servicer, dated February 15, 2022 (incorporated by reference to Exhibit 10.2.1 included as an exhibit to the Issuing Entity’s Form 10-D filed November 30, 2022)

10.2.2	Amendment to Recovery Property Servicing Agreement dated as of April 27, 2023 between SCE Recovery Funding LLC and Southern California Edison Company, as servicer (incorporated by reference to Exhibit 10.2.2 included as an exhibit to the Issuing Entity’s Form 10-D filed May 30, 2023)

10.3	Recovery Property Purchase and Sale Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Seller, dated February 24, 2021 (incorporated by reference to Exhibit 10.2 included as an exhibit to the Issuing Entity’s Form 8-K filed February 24, 2021)

10.4	Recovery Property Purchase and Sale Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Seller, dated February 15, 2022 (incorporated by reference to Exhibit 10.2 included as an exhibit to the Issuing Entity’s Form 8-K filed February 15 2022)

10.5	Administration Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Administrator, dated February 24, 2021 (incorporated by reference to Exhibit 10.3 included as an exhibit to the Issuing Entity’s Form 8-K filed February 24, 2021)

10.6	Administration Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Administrator, dated February 15, 2022 (incorporated by reference to Exhibit 10.3 included as an exhibit to the Issuing Entity’s Form 8-K filed February 15, 2022)

10.7	Intercreditor Agreement between SCE Recovery Funding LLC, Southern California Edison Company, The Bank of New York Mellon Trust Company, N.A. and the Indenture Trustee, dated as of February 15, 2022 (incorporated by reference to Exhibit 10.4 included as an exhibit to the Issuing Entity’s Form 8-K filed February 15, 2022)

99.1	Semi-Annual Servicer’s Certificate related to the 2021-A Bonds, dated as of May 6, 2025*

99.2	Semi-Annual Servicer’s Certificate related to the 2022-A Bonds, dated as of May 6, 2025*

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229 601) as listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: May 29, 2025	SCE Recovery Funding LLC (Issuing Entity)

By: SCE Recovery Funding LLC, as Servicer

/s/ Brendan Bond
Brendan Bond
Vice President & Treasurer

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